UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment          [  ];  Amendment Number:
                                                           ----------

This Amendment (Check only one): [  ]   is a restatement.
                                 [  ]   adds new entries.

Institutional Investment Manager Filing this Report:

Name:        RA Capital Management, LLC
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Address:     20 Park Plaza, Suite 1200
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             Boston, MA 02116
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Form 13F File Number:       28-12884
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Peter Kolchinsky
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Title:       Manager
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Phone:       (617) 778-2500
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Signature, Place, and Date of Signing

/s/ Peter Kolchinsky                     Boston, MA             May 15, 2013
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           [Signature]                 [City, State]               [Date]

Report Type (Check only one):

      [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

      [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

      [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                                ----------------------

Form 13F Information Tabel Entry Total:         25
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Form 13F Information Table Value Total:         465,879
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                                                (thousands)


List of Other Included Managers:      NONE

                           FORM 13F INFORMATION TABLE

          COLUMN 1             COLUMN 2      COLUMN 3    COLUMN 4   COLUMN 5            COLUMN 6   COLUMN 7          COLUMN 8
          --------             --------      --------    --------   --------            --------   --------          --------

                                                          VALUE     SHRS OR  SH/ PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT  PRN CALL  DISCRETION  MANAGERS     SOLE / SHARED / NONE
------------------------------------------------------------------------------------------------------------------------------------
ACADIA PHARMACEUTICALS INC         COM       004225 10 8   62,151  7,827,545  SH          SOLE        N/A    7,827,545
ACADIA PHARMACEUTICALS INC         COM       004225 10 8   23,820  3,000,000  SH CALL     SOLE        N/A            0
ACHILLION PHARMACEUTICALS IN       COM       00448Q 20 1   27,697  3,165,360  SH          SOLE        N/A    3,165,360
ARTHROCARE CORP                    COM       043136 10 0   13,468    387,462  SH          SOLE        N/A      387,462
DERMA SCIENCES INC            COM PAR $.01   249827 50 2   19,013  1,573,931  SH          SOLE        N/A    1,573,931
DYAX CORP                          COM       26746E 10 3   37,184  8,528,440  SH          SOLE        N/A    8,528,440
HYPERION THERAPEUTICS INC          COM       44915N 10 1   27,586  1,068,380  SH          SOLE        N/A    1,068,380
IMMUNOMEDICS INC                   COM       452907 10 8    2,410  1,000,000  SH          SOLE        N/A    1,000,000
INSMED INC                    COM PAR $.01   457669 30 7   18,226  2,433,319  SH          SOLE        N/A    2,433,319
KERYX BIOPHARMACEUTICALS INC       COM       492515 10 1   32,738  4,647,050  SH          SOLE        N/A    4,647,050
KERYX BIOPHARMACEUTICALS INC       COM       492515 10 1    7,045  1,000,000  SH CALL     SOLE        N/A            0
MEI PHARMA INC                   COM NEW     55279B 20 2    3,234    374,733  SH          SOLE        N/A      374,733
NEWLINK GENETICS CORP              COM       651511 10 7   19,383  1,579,681  SH          SOLE        N/A    1,579,681
NOVAVAX INC                        COM       670002 10 4   33,391 14,645,112  SH          SOLE        N/A   14,645,112
NOVAVAX INC                        COM       670002 10 4      228    100,000  SH CALL     SOLE        N/A            0
ONCOGENEX PHARMACEUTICALS IN       COM       68230A 10 6    9,782    863,332  SH          SOLE        N/A      863,332
ZIOPHARM ONCOLOGY INC              COM       98973P 10 1      404    220,700  SH CALL     SOLE        N/A            0
SANGAMO BIOSCIENCES INC            COM       800677 10 6   45,967  4,808,220  SH          SOLE        N/A    4,808,220
SANGAMO BIOSCIENCES INC            COM       800677 10 6    9,560  1,000,000  SH CALL     SOLE        N/A            0
SAVIENT PHARMACEUTICALS INC  NOTE 4.750% 2/0 80517Q AA 8      270  1,000,000 PRN          SOLE        N/A    1,000,000
SENOMYX INC                        COM       81724Q 10 7    3,162  1,498,750  SH          SOLE        N/A    1,498,750
SEQUENOM INC                     COM NEW     817337 40 5   14,691  3,540,053  SH          SOLE        N/A    3,540,053
STEMLINE THERAPEUTICS INC          COM       85858C 10 7    4,496    394,036  SH          SOLE        N/A      394,036
SUNESIS PHARMACEUTICALS INC      COM NEW     867328 60 1   26,596  4,862,230  SH          SOLE        N/A    4,862,230
XOMA CORP DEL                      COM       98419J 10 7   23,378  6,698,558  SH          SOLE        N/A    6,698,558